Securities (Securities in a Continuous Unrealized Loss Position) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	$ 306,462	$ 66,197
Securities in a continuous unrealized loss position less than 12 months fair value	37,678,474	17,600,012
Securities in a continuous unrealized loss position 12 months or more unrealized losses	606,947	1,030,047
Securities in a continuous unrealized loss position 12 months or more fair value	25,307,270	57,636,305
Securities in a continuous unrealized loss position unrealized losses	913,409	1,096,243
Securities in a continuous unrealized loss position fair value	62,985,744	75,236,317
U.S. Government Agencies Debt Securities [Member]
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	31,635	9,932
Securities in a continuous unrealized loss position less than 12 months fair value	3,966,390	990,000
Securities in a continuous unrealized loss position 12 months or more unrealized losses		93,265
Securities in a continuous unrealized loss position 12 months or more fair value		8,547,052
Securities in a continuous unrealized loss position unrealized losses	31,635	103,197
Securities in a continuous unrealized loss position fair value	3,966,390	9,537,052
U.S. States and Political Subdivisions Debt Securities [Member]
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	44,058	9,008
Securities in a continuous unrealized loss position less than 12 months fair value	6,034,425	2,523,529
Securities in a continuous unrealized loss position 12 months or more unrealized losses	22,750	172,145
Securities in a continuous unrealized loss position 12 months or more fair value	1,448,020	11,140,718
Securities in a continuous unrealized loss position unrealized losses	66,808	181,152
Securities in a continuous unrealized loss position fair value	7,482,445	13,664,247
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	230,224	47,257
Securities in a continuous unrealized loss position less than 12 months fair value	26,676,316	14,086,483
Securities in a continuous unrealized loss position 12 months or more unrealized losses	584,197	764,637
Securities in a continuous unrealized loss position 12 months or more fair value	23,859,250	37,948,535
Securities in a continuous unrealized loss position unrealized losses	814,421	811,894
Securities in a continuous unrealized loss position fair value	50,535,566	$ 52,035,018
Other Available-for-Sale Securities [Member]
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	545
Securities in a continuous unrealized loss position less than 12 months fair value	1,001,343
Securities in a continuous unrealized loss position unrealized losses	545
Securities in a continuous unrealized loss position fair value	$ 1,001,343